Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 05, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend payable, per share	$ 0.06
Cash dividend payable	$ 1.0